Accounts Receivable (Details) - Schedule of Changes of Allowance for Doubtful Accounts - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Changes of Allowance for Doubtful Accounts [Abstract]
Beginning balance	$ 33,184	$ 94,166
Additional reserve through bad debt expense	13,538
Bad debt write-off		(60,982)
Ending balance	$ 46,722	$ 33,184